Long-term investment	12 Months Ended
Dec. 31, 2018
Long-term investment
Long-term investment

6. Long-term investment

In May 2018, the Group acquired 7.42% equity interests in a privately-held company for cash consideration of US$0.5 million, which the Group plans to hold for long term investment purpose. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over this investment. No impairment was recognized for the year ended December 31, 2018.